Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000175723 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000175723 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000175724 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175725 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175726 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175727 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000175727 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000175727 [Member] | Common stock Rights [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000183268 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183268 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000183268 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.10%
C000183268 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.40%
C000183268 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.40%
C000183268 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.10%
C000183268 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000183268 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000183268 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000183268 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.70%
C000183268 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.80%
C000183268 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000183268 [Member] | Common stock Rights [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000183269 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000183269 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.60%
C000183269 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000183269 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000183269 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000183269 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000183269 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000183269 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.80%
C000183269 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.30%
C000183269 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.30%
C000183269 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.50%
C000183269 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000183269 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000206035 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000227558 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000227560 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228786 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230537 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000230537 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%